Value Line Mid Cap Focused Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value
COMMON STOCKS 96.1%
CONSUMER DISCRETIONARY 8.4%
	DISTRIBUTION & WHOLESALE 4.9%
53,600	Pool Corp.	$22,664,760
	ENTERTAINMENT 3.5%
72,195	Churchill Downs, Inc.	16,011,407
		38,676,167
CONSUMER STAPLES 3.1%
	FOOD 2.0%
59,800	J&J Snack Foods Corp.	9,274,980
	HOUSEHOLD PRODUCTS 1.1%
48,578	Church & Dwight Co., Inc.	4,827,682
		14,102,662
FINANCIALS 13.9%
	INSURANCE 13.9%
154,992	American Financial Group, Inc.	22,569,935
409,400	Arch Capital Group Ltd. (1)	19,823,148
321,288	Berkley (W.R.) Corp.	21,394,568
		63,787,651
HEALTHCARE 9.8%
	ELECTRONICS 3.8%
12,800	Mettler-Toledo International, Inc. (1)	17,576,832
	HEALTHCARE PRODUCTS 1.8%
17,200	Cooper Cos., Inc.	7,182,548
5,000	STERIS PLC	1,208,850
		8,391,398
	HEALTHCARE SERVICES 4.2%
37,700	Chemed Corp.	19,096,935
		45,065,165
INDUSTRIALS 19.8%
	AEROSPACE & DEFENSE 4.0%
28,400	TransDigm Group, Inc. (1)	18,503,736
	AEROSPACE/DEFENSE 2.1%
63,583	HEICO Corp.	9,762,534
	BUILDING MATERIALS 3.5%
61,800	Lennox International, Inc.	15,935,748
	COMMERCIAL SERVICES 2.4%
310,049	Rollins, Inc.	10,867,217
	ENGINEERING & CONSTRUCTION 3.2%
134,900	Exponent, Inc.	14,575,945
	ENVIRONMENTAL CONTROL 2.4%
77,750	Waste Connections, Inc.	10,861,675
	SOFTWARE 2.2%
21,400	Roper Technologies, Inc.	10,105,722
		90,612,577
INFORMATION TECHNOLOGY 35.4%
	AEROSPACE & DEFENSE 6.5%
63,100	Teledyne Technologies, Inc. (1)	29,822,953
	COMMERCIAL SERVICES 4.7%
72,800	Gartner, Inc. (1)	21,655,088
	COMPUTERS 3.5%
136,400	CGI, Inc. (1)	10,888,812
16,300	EPAM Systems, Inc. (1)	4,834,743
		15,723,555
	SOFTWARE 20.7%
45,400	ANSYS, Inc. (1)	14,421,310
149,600	Cadence Design Systems, Inc. (1)	24,603,216
39,900	Fair Isaac Corp. (1)	18,611,754
35,800	Fiserv, Inc. (1)	3,630,120
66,708	Jack Henry & Associates, Inc.	13,144,811
45,300	Tyler Technologies, Inc. (1)	20,153,517
		94,564,728
		161,766,324
MATERIALS 2.6%
	PACKAGING & CONTAINERS 2.6%
100,700	AptarGroup, Inc.	11,832,250

	REAL ESTATE 3.1%
183,300	Equity LifeStyle Properties, Inc. REIT	14,018,784

TOTAL COMMON STOCKS (Cost $261,510,955)		439,861,580
SHORT-TERM INVESTMENT 3.8%
	MONEY MARKET FUND 3.8%
17,120,614	State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.25% (2)	17,120,614
TOTAL SHORT-TERM INVESTMENTS (Cost $17,120,614)		17,120,614
TOTAL INVESTMENTS IN SECURITIES 99.9% (Cost $278,631,569)		$456,982,194

March 31, 2022

CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES 0.1%	591,247
NET ASSETS (3) 100%	$457,573,441

(1)	Non-income producing.
(2)	Rate reflects 7 day yield as of March 31, 2022.
(3)	For federal income tax purposes, the aggregate cost was $278,631,569, aggregate gross unrealized appreciation was $181,414,802, aggregate gross unrealized depreciation was $3,064,177 and the net unrealized appreciation was $178,350,625.
REITs	Real Estate Investment Trusts.

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establishes a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

• Level 1 –	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

• Level 2 –	Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

• Level 3 –	Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund's investments in securities as of March 31, 2022:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$439,861,580	$—	$—	$439,861,580
Short-Term Investment	17,120,614	—	—	17,120,614
Total Investments in Securities	$456,982,194	$—	$—	$456,982,194

*	See Schedule of investments for further breakdown by category.

An investments asset or liability level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

During the period ended March 31, 2022, there were no Level 3 investments.